Inventory	6 Months Ended
Jun. 30, 2026
Inventory
Inventory

5. Inventory

	June 30, 2026	December 31, 2025
Process material stockpiles	$3,147	$3,016
Concentrate inventory	6,830	4,230
Materials and supplies	5,936	4,950
	$15,913	$12,196

The amount of inventory recognized as an expense for the three and six months ended June 30, 2026 totaled $13,797 and $29,813 (three and six months ended June 2025 – $11,581 and $19,855). See Note 13 for further details.